Partners' Capital	12 Months Ended
Dec. 31, 2015
Partners' Capital Notes [Abstract]
Unit Transactions Disclosure [Text Block]
Note 14 – Partners’ Capital
In January 2016, we issued 18,643 common units pursuant to an equity distribution agreement between us and certain banks. The net proceeds of $414 thousand were used for general partnership purposes. We incurred commission fees of $4 thousand associated with these transactions.
In November 2015, we issued 1,790,840 common units pursuant to an equity distribution agreement between us and certain banks. The net proceeds of $59 million were used for general partnership purposes. We incurred commission fees of $592 thousand associated with these transactions.
In 2014, Contributions from The Williams Companies, Inc. – net within the Consolidated Statement of Changes in Equity includes the partners’ equity interests in ACMP as of July 1, 2014, presented within the capital account of the general partner for interests owned by Williams and noncontrolling interests for interests held by the public. Additionally, activity associated with the partners’ equity interests in ACMP during the period under common control until the ACMP Merger date has been presented accordingly within the capital account of the general partner for the interests owned by Williams or noncontrolling interests for interests held by the public. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
Transactions which occurred prior to the ACMP Merger during 2014 and 2013 are summarized below:
In August 2014, Pre-merger WPZ issued 1,080,448 Pre-merger WPZ common units pursuant to an equity distribution agreement between Pre-merger WPZ and certain banks. The net proceeds of $55 million were used for general partnership purposes. Pre-merger WPZ incurred commission fees of $554 thousand associated with these transactions.
In August 2013, Pre-merger WPZ completed an equity issuance of 21,500,000 Pre-merger WPZ common units. Subsequently, the underwriters exercised their option to purchase an additional 3,225,000 Pre-merger WPZ common units. The net proceeds of approximately $1.2 billion were used to repay amounts outstanding under Pre-merger WPZ’s commercial paper program, to fund capital expenditures and for general partnership purposes.
In March 2013, Pre-merger WPZ completed an equity issuance of 14,250,000 Pre-merger WPZ common units, including 3,000,000 Pre-merger WPZ common units sold to Williams in a private placement. Subsequently, the underwriters exercised their option to purchase an additional 1,687,500 Pre-merger WPZ common units. The net proceeds of approximately $760 million were used to repay amounts outstanding under Pre-merger WPZ’s credit facility.
Limited Partners’ Rights
Significant rights of the limited partners include the following:

•	Right to receive distributions of available cash within 45 days after the end of each quarter.

•	No limited partner shall have any management control over our business and affairs; the general partner shall conduct, direct and manage our activities.

•
The general partner may be removed if such removal is approved by the unitholders holding at least 66 2/3 percent of the outstanding units voting as a single class, including units held by our general partner and its affiliates.

Incentive Distribution Rights
Our general partner is entitled to incentive distributions if the amount we distribute to unitholders with respect to any quarter exceeds specified target levels shown below:

	Total Quarterly Distribution per unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.3375	98%	2%
First Target Distribution	Up to $0.388125	98	2
Second Target Distribution	Above $0.388125 up to $0.421875	85	15
Third Target Distribution	Above $0.421875 up to $0.50625	75	25
Thereafter	Above $0.50625	50	50

The table above assumes that the Partnership’s general partner maintains its 2 percent general partner interest, that there are no arrearages on common units, and that the general partner continues to own the IDRs. The maximum distribution sharing percentage of 50 percent includes distributions paid to the general partner on its 2 percent general partner interest and does not include any distributions that the general partner may receive on limited partner units that it owns or may acquire.
In the event of liquidation, all property and cash in excess of that required to discharge all liabilities will be distributed to the unitholders and our general partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of our assets in liquidation.
Issuances of Additional Partnership Securities
Our partnership agreement allows us to issue additional partnership securities for any partnership purpose at any time and from time to time for consideration and on terms and conditions as our general partner determines, all without the approval of any limited partners.